TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA PARTNERS FUNDS GROUP II

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Transamerica Partners Mid Growth

Transamerica Partners Institutional Mid Growth

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

The following replaces the information in the Prospectuses and Summary Prospectuses relating to Quantum Capital Management under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser.

Sub-Adviser:
Quantum Capital Management

Portfolio Managers:
Howard Aschwald, CFA, Portfolio Manager since 2013
Timothy Chatard, CFA, Portfolio Manager since 2014

The following replaces the information in the Prospectuses relating to Quantum Capital Management under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Howard Aschwald, CFA	Quantum Capital Management	Portfolio Manager of the fund since 2013; Co-Founder, Chief Investment Officer & Director of Research with Quantum Capital Management since 1996
Timothy Chatard, CFA	Quantum Capital Management

Portfolio Manager of the fund since 2014; Employed with Quantum Capital Management since 2013 as part of the investment research team responsible for equity analysis in several economic sectors. Prior to joining Quantum Capital Management, he was an analyst at Morgan Stanley from 1991 to 1994; Portfolio Manager at Franklin Templeton Group from 1996 to 1999; Portfolio Manager at Sterling Johnston Capital Management from 1999 to 2009; and Portfolio Manager at Tano Capital from 2010 to 2013

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – Quantum Capital Management (“Quantum”)”:

Transamerica Partners Mid Growth Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Howard Aschwald, CFA	3	$205 million	0	$0	682	$475 million
Timothy Chatard, CFA	3	$205 million	0	$0	682	$475 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Howard Aschwald, CFA	0	$0	0	$0	1	$1 million
Timothy Chatard, CFA	0	$0	0	$0	0	$0

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Transamerica Partners Balanced

Transamerica Partners Institutional Balanced

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

The following replaces the information in the Prospectuses and Summary Prospectuses relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment adviser and Aegon USA Investment Management, LLC continues to serve as the fund’s other sub-adviser.

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Aryeh Glatter, Portfolio Manager since 2014
Steven G. Lee, Portfolio Manager since 2014
Tim Snyder, CFA, Portfolio Manager since 2013
Raffaele Zingone, CFA, Portfolio Manager since 2010

The following replaces the information in the Prospectuses relating to J.P. Morgan Investment Management Inc. under the section entitled “Portfolio Managers”:

Name	Employer	Positions Over Past Five Years
Aryeh Glatter	J.P. Morgan Investment Management Inc.

Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Member of the Large Cap Value Team within the U.S. Equity Group; Portfolio Manager at AllianceBernstein from 2000 to 2009

Steven G. Lee	J.P. Morgan Investment Management Inc.

Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Analyst in the U.S. Equity Research Group responsible for covering the autos, transportation, and aerospace/defense sectors; Transitioning to a portfolio management role in the U.S. Disciplined Equity Team

Tim Snyder, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the fund since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Vice President; Member of the Structured Equity Team; Specialties include enhanced index strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the fund since 2010; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Head of the U.S. Structured Equity Group; Specialties include large cap structured equity portfolios

The following replaces the information in the Statement of Additional Information under the section entitled “Appendix B – Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”):

Transamerica Partners Balanced Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Aryeh Glatter	6	$2.81 billion	1	$71 million	3	$1.27 million
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	4	$1.03 billion	0	$0	5	$640 million
Raffaele Zingone, CFA	8	$4.98 billion	4	$998 million	11	$5.16 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Aryeh Glatter	0	$0	0	$0	0	$0
Steven G. Lee	0	$0	0	$0	0	$0
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	2	$5.24 billion

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Transamerica Partners Mid Value

Transamerica Partners Institutional Mid Value

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

The following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses concerning the funds:

PRINCIPAL INVESTMENT STRATEGIES: The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund invests primarily in stocks of medium sized companies that the fund’s sub-advisers, J.P. Morgan Investment Management Inc. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), believe have below market valuations and present an opportunity for earnings improvement. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index1 and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.5 billion to $29.8 billion. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in master limited partnerships (MLPs), although their use will not be a principal investment strategy. The fund may also invest in foreign securities and real estate investment trusts (REITs).

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”), but they also may be used to generate income.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Transamerica Partners Large Core

Transamerica Partners Large Value

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Value

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

The following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses concerning the funds:

PRINCIPAL INVESTMENT STRATEGIES: The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund normally invests primarily in issuers listed on U.S. exchanges that the fund’s sub-adviser believes are seasoned, liquid and low priced, with effective management, positive momentum, and favorable sentiment. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index1. As of March 31, 2014, the market capitalization of the smallest company in the Russell 1000® Index was $968 million.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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All Funds

Supplement to the Currently Effective Prospectuses and Statement of Additional Information

Effective October 1, 2014, the following supplements and supersedes certain information in the Prospectus and Statement of Additional Information relating to Transamerica Asset Management, Inc. under the section entitled “Investment Adviser”:

Transamerica Asset Management, Inc. (“TAM” or the “Investment Adviser”), located at 4600 S. Syracuse Street, Suite 1100, Denver, CO 80237, serves as investment adviser for Transamerica Partners Funds Group and Transamerica Partners Funds Group II. TAM provides continuous and regular investment advisory services to the funds. TAM is responsible for the day-to-day management of Transamerica Asset Allocation — Intermediate Horizon, Transamerica Asset Allocation — Intermediate/Long Horizon, Transamerica Asset Allocation — Long Horizon, Transamerica Asset Allocation — Short Horizon, Transamerica Asset Allocation — Short/Intermediate Horizon, Transamerica Institutional Asset Allocation — Intermediate Horizon, Transamerica Institutional Asset Allocation — Intermediate/Long Horizon, Transamerica Institutional Asset Allocation — Long Horizon, Transamerica Institutional Asset Allocation — Short Horizon and Transamerica Institutional Asset Allocation — Short/Intermediate Horizon. For each of the other funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, the Investment Adviser provides investment advisory services that include proactive oversight of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review of sub-adviser performance. More information on the investment advisory services rendered by TAM is included in the SAI. TAM is paid investment advisory fees for its service as investment adviser to each fund. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) (87.72%) and Aegon USA, LLC (“Aegon USA”) (12.28%). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

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Investors Should Retain this Supplement for Future Reference

September 24, 2014